Summary of Significant Accounting Policies (Details - Receivables and contract liabilities) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
Accounts receivable, net	$ 6,045,187	$ 265,812
Accounts receivable, net - related parties	119,480	69,952
Deferred revenue	$ 657,159	$ 219,999